UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

High Yield Fund

Investor Class (PRHYX)

This semi-annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Investor Class	$36	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,018,282
Number of Portfolio Holdings	449

Portfolio Turnover Rate	19.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	3.7%
BB Rated	29.0
BB/B Rated	18.2
B Rated	26.8
B/CCC Rated	5.3
CCC Rated and Below	10.8
Not Rated	2.9
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.0%
CCO Holdings	2.0
Venture Global LNG	1.8
Navient	1.5
Cloud Software Group	1.5
HUB International	1.5
Asurion	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Hilcorp Energy I	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F57-053 1/25

High Yield Fund

Investor Class (PRHYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

High Yield Fund

Advisor Class (PAHIX)

This semi-annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Advisor Class	$53	1.04%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,018,282
Number of Portfolio Holdings	449

Portfolio Turnover Rate	19.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	3.7%
BB Rated	29.0
BB/B Rated	18.2
B Rated	26.8
B/CCC Rated	5.3
CCC Rated and Below	10.8
Not Rated	2.9
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.0%
CCO Holdings	2.0
Venture Global LNG	1.8
Navient	1.5
Cloud Software Group	1.5
HUB International	1.5
Asurion	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Hilcorp Energy I	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F257-053 1/25

High Yield Fund

Advisor Class (PAHIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

High Yield Fund

I Class (PRHIX)

This semi-annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - I Class	$32	0.62%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,018,282
Number of Portfolio Holdings	449

Portfolio Turnover Rate	19.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	3.7%
BB Rated	29.0
BB/B Rated	18.2
B Rated	26.8
B/CCC Rated	5.3
CCC Rated and Below	10.8
Not Rated	2.9
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.0%
CCO Holdings	2.0
Venture Global LNG	1.8
Navient	1.5
Cloud Software Group	1.5
HUB International	1.5
Asurion	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Hilcorp Energy I	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F539-053 1/25

High Yield Fund

I Class (PRHIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

High Yield Fund

Z Class (TRKZX)

This semi-annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,018,282
Number of Portfolio Holdings	449

Portfolio Turnover Rate	19.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	3.7%
BB Rated	29.0
BB/B Rated	18.2
B Rated	26.8
B/CCC Rated	5.3
CCC Rated and Below	10.8
Not Rated	2.9
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.0%
CCO Holdings	2.0
Venture Global LNG	1.8
Navient	1.5
Cloud Software Group	1.5
HUB International	1.5
Asurion	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Hilcorp Energy I	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1254-053 1/25

High Yield Fund

Z Class (TRKZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHYX High Yield Fund –
.
PAHIX High Yield Fund–
.
Advisor Class
PRHIX High Yield Fund–
.
I Class
TRKZX High Yield Fund–
.
Z Class

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 5.82 $ 5.60 $ 5.98 $ 6.65 $ 6.19 $ 6.48
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.35 0.33 0.33 0.36
Net realized and
unrealized gain/
loss 0.14 0.22 (0.37) (0.66) 0.46 (0.30)
Total from
investment
activities 0.34 0.60 (0.02) (0.33) 0.79 0.06
Distributions
Net investment
income (0.19) (0.38) (0.35) (0.34) (0.33) (0.35)
Net realized gain — — (0.01) — — —
Total distributions (0.19) (0.38) (0.36) (0.34) (0.33) (0.35)
NET ASSET
VALUE
End of period $ 5.97 $ 5.82 $ 5.60 $ 5.98 $ 6.65 $ 6.19

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.98% 11.03% (0.18)% (5.23)% 13.07% 0.87%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.80%
(4)
0.79% 0.80% 0.73% 0.70% 0.72%
Net expenses
after waivers/
payments by
Price Associates 0.70%
(4)
0.70% 0.70% 0.70% 0.70% 0.71%
Net investment
income 6.57%
(4)
6.58% 6.24% 5.02% 5.13% 5.49%
Portfolio turnover
rate 19.1% 37.9% 29.7% 45.5% 55.0% 42.2%
Net assets, end of
period (in millions) $1,165 $1,153 $1,080 $1,252 $2,394 $3,317
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 5.80 $ 5.59 $ 5.96 $ 6.64 $ 6.17 $ 6.46
Investment
activities
Net investment
income
(1)(2)
0.18 0.36 0.33 0.32 0.31 0.34
Net realized and
unrealized gain/
loss 0.15 0.21 (0.36) (0.68) 0.47 (0.30)
Total from
investment
activities 0.33 0.57 (0.03) (0.36) 0.78 0.04
Distributions
Net investment
income (0.18) (0.36) (0.33) (0.32) (0.31) (0.33)
Net realized gain — — (0.01) — — —
Total distributions (0.18) (0.36) (0.34) (0.32) (0.31) (0 .33)
NET ASSET
VALUE
End of period $ 5.95 $ 5.80 $ 5.59 $ 5.96 $ 6.64 $ 6.17

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.81% 10.47% (0.31)% (5.67)% 12.89% 0.58%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.04%
(4)
1.03% 1.00% 0.99% 1.00% 0.99%
Net expenses
after waivers/
payments by
Price Associates 1.04%
(4)
1.03% 1.00% 0.99% 1.00% 0.99%
Net investment
income 6.23%
(4)
6 .25% 5.93% 4.92% 4.92% 5.25%
Portfolio turnover
rate 19.1% 37.9% 29.7% 45.5% 55.0% 42.2%
Net assets, end of
period (in millions) $17 $17 $18 $24 $30 $285
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 5.82 $ 5.60 $ 5.98 $ 6.66 $ 6.19 $ 6.48
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.36 0.34 0.34 0.36
Net realized and
unrealized gain/
loss 0.15 0.23 (0.37) (0.67) 0.47 (0.29)
Total from
investment
activities 0.35 0.61 (0.01) (0.33) 0.81 0.07
Distributions
Net investment
income (0.20) (0.39) (0.36) (0.35) (0.34) (0.36)
Net realized gain — — (0.01) — — —
Total distributions (0.20) (0.39) (0.37) (0.35) (0.34) (0 .36)
NET ASSET
VALUE
End of period $ 5.97 $ 5.82 $ 5.60 $ 5.98 $ 6.66 $ 6.19

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6.02% 11.11% (0.09)% (5.27)% 13.36% 0.98%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.62%
(4)
0.62% 0.62% 0.60% 0.60% 0.60%
Net expenses
after waivers/
payments by
Price Associates 0.62%
(4)
0.62% 0.62% 0.60% 0.60% 0.60%
Net investment
income 6.64%
(4)
6 .66% 6.32% 5.21% 5.24% 5.61%
Portfolio turnover
rate 19.1% 37.9% 29.7% 45.5% 55.0% 42.2%
Net assets, end of
period (in millions) $2,476 $2,287 $2,568 $2,880 $2,068 $1,707
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 5.82 $ 5.61 $ 5.99 $ 6.66 $ 6.19 $ 5.76
Investment
activities
Net investment
income
(2)(3)
0.22 0.42 0.39 0.38 0.38 0.08
Net realized and
unrealized gain/
loss 0.15 0.21 (0.37) (0.66) 0.47 0.43
(4)
Total from
investment
activities 0.37 0.63 0.02
(5)
(0.28) 0.85 0.51
Distributions
Net investment
income (0.22) (0.42) (0.39) (0.39) (0.38) (0.08)
Net realized gain — — (0.01) — — —
Total distributions (0.22) (0.42) (0.40) (0.39) (0.38) (0.08)
NET ASSET
VALUE
End of period $ 5.97 $ 5.82 $ 5.61 $ 5.99 $ 6.66 $ 6.19

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(6)
6.35% 11.60% 0.53% (4.55)% 14.03% 8.93%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.59%
(7)
0.60% 0.60% 0.59% 0.59% 0.60%
(7)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(7)
0.00% 0.00% 0.00% 0.00% 0.00%
(7)
Net investment
income 7.27%
(7)
7.28% 6.95% 5.77% 5.84% 6.53%
(7)
Portfolio turnover
rate 19.1% 37.9% 29.7% 45.5% 55.0% 42.2%
Net assets, end of
period (in millions) $3,360 $3,290 $3,186 $3,316 $3,970 $2,547
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
The amount presented is inconsiste nt with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE High Yield Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 7,560 8,061
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 580 648
Total Asset-Backed Securities (Cost $8,701) 8,709
BANK LOANS  4.8% (2)
Airlines  0.1%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 9.629%,
4/20/28 (3) 9,926 10,239
10,239
Broadcasting  0.1%
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.508%,
10/11/29 (4) 6,400 6,400
6,400
Cable Operators  0.5%
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.109%, 1/18/28  21,588 21,175
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.937%, 9/25/26  16,323 14,218
35,393
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.058%,
4/23/29  16,382 16,372
16,372
Energy  0.2%
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 9.323%, 8/1/29  12,738 12,818
12,818
Financial  0.4%
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
10/6/28 (3) 609 611
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.354%,
5/6/32  25,966 26,498
27,109
Information Technology  1.0%
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 10/29/29 (3) 4,060 4,102
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 11/14/32 (3) 16,935 17,020
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (3) 6,390 6,425

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (3) 11,090 11,131
RealPage, FRN, 1M TSFR + 6.50%, 11.187%, 4/23/29  31,849 31,416
70,094
Services  0.8%
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.423%,
12/10/29 (3) 38,789 38,692
CoreLogic, FRN, 1M TSFR + 6.50%, 11.187%, 6/4/29  20,023 19,508
58,200
Wireless Communications  1.5%
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/31/28 (3) 80,049 78,477
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/20/29  24,029 23,373
101,850
Total Bank Loans (Cost $339,013) 338,475
COMMON STOCKS  0.5%
Energy  0.1%
South Bow (CAD) (4)(5) 272 7,181
7,181
Gaming  0.0%
New Cotai Participation, Class B (1)(4)(6) — —
—
Health Care  0.1%
Becton Dickinson & Company  29 6,504
6,504
Metals & Mining  0.2%
Constellium (4) 639 7,840
Freeport-McMoRan  135 5,968
13,808
Other Telecommunications  0.1%
Ciena (4) 100 7,004
7,004
Total Common Stocks (Cost $35,754) 34,497

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE BONDS  0.2%
Automotive  0.2%
Rivian Automotive, 4.625%, 3/15/29 (5) 17,755 17,500
Total Convertible Bonds (Cost $19,171) 17,500
CONVERTIBLE PREFERRED STOCKS  0.4%
Aerospace & Defense  0.2%
Boeing, 6.00%, 10/15/27 (5) 277 15,359
15,359
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  203 11,377
11,377
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27,
Cost $16 (4)(6)(7) 47 —
—
Total Convertible Preferred Stocks (Cost $24,139) 26,736
CORPORATE BONDS  90.6%
Aerospace & Defense  2.0%
TransDigm, 5.50%, 11/15/27  2,107 2,086
TransDigm, 6.00%, 1/15/33 (1) 10,740 10,740
TransDigm, 6.375%, 3/1/29 (1) 12,545 12,718
TransDigm, 6.625%, 3/1/32 (1) 25,395 25,998
TransDigm, 6.75%, 8/15/28 (1) 19,570 19,961
TransDigm, 6.875%, 12/15/30 (1) 47,753 49,126
TransDigm, 7.125%, 12/1/31 (1) 19,436 20,189
140,818
Airlines  0.8%
American Airlines, 5.75%, 4/20/29 (1) 23,665 23,576
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (1)(8) 8,400 8,760
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (1)(8) 1,600 1,669
United Airlines, 4.625%, 4/15/29 (1) 20,425 19,583
53,588
Automotive  3.0%
Adient Global Holdings, 8.25%, 4/15/31 (1)(5) 20,590 21,465

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Belron U.K. Finance, 5.75%, 10/15/29 (1) 8,295 8,305
Benteler International, 10.50%, 5/15/28 (1)(5) 6,870 7,208
Clarios Global, 8.50%, 5/15/27 (1) 31,075 31,230
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1)(5) 14,175 16,215
Global Auto Holdings, 8.75%, 1/15/32 (1) 12,880 11,463
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 55,630 55,700
Tenneco, 8.00%, 11/17/28 (1)(5) 18,405 17,439
Velocity Vehicle Group, 8.00%, 6/1/29 (1) 7,110 7,394
Wand NewCo 3, 7.625%, 1/30/32 (1) 21,900 22,667
ZF North America Capital, 6.75%, 4/23/30 (1) 8,925 8,668
ZF North America Capital, 7.125%, 4/14/30 (1) 4,973 4,930
212,684
Broadcasting  3.8%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(5) 14,825 13,046
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(5) 28,775 26,437
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 11,380 11,750
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)(5) 21,380 22,663
CMG Media, 8.875%, 6/18/29 (1) 30,270 20,659
Gray Television, 5.375%, 11/15/31 (1) 5,792 3,417
Lamar Media, 4.00%, 2/15/30 (5) 1,966 1,816
Lamar Media, 4.875%, 1/15/29  14,284 13,855
Neptune Bidco U.S., 9.29%, 4/15/29 (1)(5) 23,065 21,450
Outfront Media Capital, 7.375%, 2/15/31 (1) 5,030 5,294
Sirius XM Radio, 4.00%, 7/15/28 (1) 32,360 30,337
Sirius XM Radio, 5.00%, 8/1/27 (1) 14,300 14,050
Stagwell Global, 5.625%, 8/15/29 (1)(5) 37,860 36,488
Townsquare Media, 6.875%, 2/1/26 (1)(5) 6,530 6,506
Univision Communications, 7.375%, 6/30/30 (1) 15,625 15,020
Univision Communications, 8.00%, 8/15/28 (1) 17,190 17,555
Univision Communications, 8.50%, 7/31/31 (1) 6,575 6,534
266,877
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 19,725 19,922
Howard Hughes, 4.125%, 2/1/29 (1) 17,145 15,945
Howard Hughes, 4.375%, 2/1/31 (1) 9,185 8,335
Howard Hughes, 5.375%, 8/1/28 (1) 15,510 15,200
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP) (1) 4,675 5,742
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP)  3,710 4,557
69,701
Building Products  1.6%
Advanced Drainage Systems, 6.375%, 6/15/30 (1) 5,590 5,632
Beacon Roofing Supply, 6.50%, 8/1/30 (1) 4,765 4,872

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Builders FirstSource, 6.375%, 6/15/32 (1)(5) 6,625 6,774
Builders FirstSource, 6.375%, 3/1/34 (1)(5) 10,865 11,069
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (1) 16,865 17,118
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 16,005 15,465
Summit Materials, 5.25%, 1/15/29 (1) 24,640 24,732
Summit Materials, 6.50%, 3/15/27 (1) 14,375 14,393
Summit Materials, 7.25%, 1/15/31 (1) 9,330 9,913
109,968
Cable Operators  5.8%
Altice Financing, 9.625%, 7/15/27 (1) 1,736 1,615
Altice France Holding, 6.00%, 2/15/28 (1) 25,425 6,611
Altice France Holding, 10.50%, 5/15/27 (1) 21,095 6,012
C&W Senior Finance, 6.875%, 9/15/27 (1) 10,520 10,452
CCO Holdings, 4.50%, 6/1/33 (1)(5) 29,195 25,144
CCO Holdings, 4.75%, 2/1/32 (1)(5) 5,780 5,202
CCO Holdings, 6.375%, 9/1/29 (1) 69,003 69,176
CCO Holdings, 7.375%, 3/1/31 (1) 36,835 38,124
Charter Communications Operating, 6.484%, 10/23/45  18,995 18,619
CSC Holdings, 6.50%, 2/1/29 (1) 10,675 9,127
CSC Holdings, 7.50%, 4/1/28 (1)(5) 19,395 13,867
CSC Holdings, 11.25%, 5/15/28 (1) 13,425 13,257
CSC Holdings, 11.75%, 1/31/29 (1) 24,180 23,968
DIRECTV Financing, 5.875%, 8/15/27 (1) 20,124 19,722
DISH DBS, 5.25%, 12/1/26 (1) 21,425 19,711
DISH DBS, 5.75%, 12/1/28 (1) 21,075 18,335
DISH DBS, 7.75%, 7/1/26  18,370 15,706
EchoStar, 10.75%, 11/30/29  24,300 26,183
GCI, 4.75%, 10/15/28 (1) 3,671 3,469
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)(5) 2,806 2,554
Midcontinent Communications, 8.00%, 8/15/32 (1)(5) 13,850 14,491
Sable International Finance, 7.125%, 10/15/32 (1) 21,105 21,160
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (1) 31,560 27,603
410,108
Chemicals  2.9%
Avient, 6.25%, 11/1/31 (1) 6,950 7,011
Avient, 7.125%, 8/1/30 (1) 27,994 28,939
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 7,945 8,332
Celanese U.S. Holdings, 6.80%, 11/15/30  6,785 7,111
Celanese U.S. Holdings, 6.95%, 11/15/33  24,665 26,283
CVR Partners, 6.125%, 6/15/28 (1) 27,897 27,025
GPD, 10.125%, 4/1/26 (1) 10,885 10,436
Methanex, 5.25%, 12/15/29 (5) 7,440 7,254
Methanex, 5.65%, 12/1/44  6,149 5,427

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Methanex U.S. Operations, 6.25%, 3/15/32 (1) 8,160 8,153
Vibrantz Technologies, 9.00%, 2/15/30 (1)(5) 19,050 18,026
Windsor Holdings III, 8.50%, 6/15/30 (1) 24,005 25,625
WR Grace Holdings, 5.625%, 8/15/29 (1) 14,780 13,782
WR Grace Holdings, 7.375%, 3/1/31 (1)(5) 11,104 11,521
204,925
Consumer Products  0.1%
Kontoor Brands, 4.125%, 11/15/29 (1) 8,920 8,184
8,184
Container  1.1%
Ball, 6.00%, 6/15/29  24,050 24,441
Ball, 6.875%, 3/15/28  13,270 13,651
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1)(5) 11,200 11,214
Sealed Air, 5.00%, 4/15/29 (1) 6,720 6,510
Sealed Air, 6.125%, 2/1/28 (1) 2,825 2,843
Sealed Air, 6.875%, 7/15/33 (1)(5) 1,012 1,073
Sealed Air, 7.25%, 2/15/31 (1) 9,125 9,490
Trident TPI Holdings, 12.75%, 12/31/28 (1) 6,905 7,638
76,860
Energy  13.4%
Aethon United BR, 7.50%, 10/1/29 (1) 16,292 16,842
AmeriGas Partners, 9.375%, 6/1/28 (1) 16,159 16,563
Antero Resources, 7.625%, 2/1/29 (1) 3,402 3,483
Civitas Resources, 8.375%, 7/1/28 (1) 7,140 7,452
Civitas Resources, 8.625%, 11/1/30 (1) 7,880 8,343
Civitas Resources, 8.75%, 7/1/31 (1) 10,700 11,302
Comstock Resources, 5.875%, 1/15/30 (1)(5) 14,255 13,453
Comstock Resources, 6.75%, 3/1/29 (1) 24,765 24,332
Crescent Energy Finance, 7.375%, 1/15/33 (1) 32,978 32,731
Crescent Energy Finance, 7.625%, 4/1/32 (1) 15,670 15,807
Crescent Energy Finance, 9.25%, 2/15/28 (1) 26,840 28,182
DCP Midstream Operating, 6.75%, 9/15/37 (1) 17,875 19,372
Diamond Foreign Asset, 8.50%, 10/1/30 (1) 14,375 15,004
Energy Transfer, 7.375%, 2/1/31 (1)(5) 13,848 14,599
Expand Energy, 5.375%, 3/15/30  12,685 12,615
Expand Energy, 6.75%, 4/15/29 (1) 27,570 28,035
Ferrellgas, 5.875%, 4/1/29 (1) 17,310 16,228
Gulfport Energy Operating, 6.75%, 9/1/29 (1) 11,785 12,021
Hilcorp Energy I, 5.75%, 2/1/29 (1) 8,357 8,106
Hilcorp Energy I, 6.00%, 4/15/30 (1) 5,865 5,652
Hilcorp Energy I, 6.00%, 2/1/31 (1) 10,390 9,858
Hilcorp Energy I, 6.25%, 4/15/32 (1) 11,395 10,825
Hilcorp Energy I, 6.875%, 5/15/34 (1)(5) 21,325 20,659

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilcorp Energy I, 7.25%, 2/15/35 (1) 17,450 17,123
Hilcorp Energy I, 8.375%, 11/1/33 (1) 21,846 23,020
Kinetik Holdings, 5.875%, 6/15/30 (1) 37,200 37,061
Kinetik Holdings, 6.625%, 12/15/28 (1) 25,690 26,268
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (1) 14,295 14,358
Matador Resources, 6.50%, 4/15/32 (1) 9,890 9,890
NGL Energy Operating, 8.125%, 2/15/29 (1)(5) 7,760 7,905
NGL Energy Operating, 8.375%, 2/15/32 (1) 23,160 23,594
Occidental Petroleum, 7.95%, 6/15/39  16,520 19,390
Permian Resources Operating, 6.25%, 2/1/33 (1) 11,505 11,577
Permian Resources Operating, 7.00%, 1/15/32 (1) 12,825 13,146
Permian Resources Operating, 9.875%, 7/15/31 (1) 12,880 14,232
Prairie Acquiror, 9.00%, 8/1/29 (1) 7,880 8,166
Range Resources, 4.75%, 2/15/30 (1)(5) 7,205 6,836
Range Resources, 8.25%, 1/15/29  5,870 6,039
Seadrill Finance, 8.375%, 8/1/30 (1) 21,400 21,801
Solaris Midstream Holdings, 7.625%, 4/1/26 (1) 8,490 8,532
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (1)(9) 5,875 6,147
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (1)(9) 1,640 1,695
Sunoco, 7.00%, 5/1/29 (1) 14,395 14,899
Sunoco, 7.25%, 5/1/32 (1)(5) 23,113 24,153
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 5,400 5,393
Tallgrass Energy Partners, 6.00%, 12/31/30 (1)(5) 15,270 14,449
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 17,225 16,235
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 14,105 14,334
Transocean, 6.80%, 3/15/38  18,630 15,556
Transocean, 8.25%, 5/15/29 (1) 5,865 5,909
Transocean, 8.50%, 5/15/31 (1)(5) 13,300 13,466
Transocean, 8.75%, 2/15/30 (1) 17,428 18,126
Transocean Aquila, 8.00%, 9/30/28 (1) 6,853 7,024
Valaris, 8.375%, 4/30/30 (1) 10,905 11,096
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 10,030 10,268
Venture Global LNG, 8.125%, 6/1/28 (1) 17,610 18,358
Venture Global LNG, 8.375%, 6/1/31 (1) 39,680 41,664
Venture Global LNG, 9.50%, 2/1/29 (1) 17,310 19,301
Venture Global LNG, VR, 9.00% (1)(9)(10) 46,795 48,491
Vermilion Energy, 6.875%, 5/1/30 (1) 15,500 15,539
942,505
Entertainment & Leisure  4.6%
Carnival, 6.00%, 5/1/29 (1)(5) 1,210 1,213
Carnival, 7.00%, 8/15/29 (1) 9,545 9,987
Carnival, 10.50%, 6/1/30 (1) 32,475 34,870

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cedar Fair, 5.25%, 7/15/29 (5) 14,395 13,945
Churchill Downs, 5.75%, 4/1/30 (1) 20,555 20,324
Cinemark USA, 5.25%, 7/15/28 (1)(5) 14,525 14,198
Cinemark USA, 7.00%, 8/1/32 (1) 8,225 8,451
Inter Media & Communication, 6.75%, 2/9/27 (EUR) (5) 9,552 10,275
Merlin Entertainments Group U.S. Holdings, 7.375%,
2/15/31 (1) 19,317 18,882
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 9,745 10,522
Motion Finco, 7.375%, 6/15/30 (EUR)  4,275 4,616
NCL, 5.875%, 2/15/27 (1) 9,150 9,161
NCL, 7.75%, 2/15/29 (1)(5) 22,090 23,471
NCL, 8.125%, 1/15/29 (1) 6,568 6,970
NCL Finance, 6.125%, 3/15/28 (1)(5) 5,740 5,805
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 12,378 12,363
Royal Caribbean Cruises, 5.625%, 9/30/31 (1) 10,045 10,032
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 20,665 20,923
Royal Caribbean Cruises, 6.25%, 3/15/32 (1)(5) 9,490 9,692
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)(5) 26,145 25,230
Six Flags Entertainment, 5.50%, 4/15/27 (1) 14,795 14,721
Six Flags Entertainment, 6.625%, 5/1/32 (1)(5) 9,780 10,000
Six Flags Entertainment, 7.25%, 5/15/31 (1)(5) 26,478 27,272
322,923
Financial  11.0%
Acrisure, 7.50%, 11/6/30 (1) 23,560 23,972
Acrisure, 8.25%, 2/1/29 (1) 14,525 14,925
Acrisure, 8.50%, 6/15/29 (1) 16,905 17,581
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 8,595 8,273
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 28,287 28,181
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 41,502 42,021
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 17,315 17,380
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1) 13,815 12,261
AssuredPartners, 7.50%, 2/15/32 (1) 18,068 18,339
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 4,075 4,146
Cobra AcquisitionCo, 6.375%, 11/1/29 (1)(5) 14,298 12,153
Focus Financial Partners, 6.75%, 9/15/31 (1) 10,260 10,350
HUB International, 5.625%, 12/1/29 (1)(5) 25,111 24,421
HUB International, 7.25%, 6/15/30 (1) 42,120 43,594
HUB International, 7.375%, 1/31/32 (1) 33,140 33,844
Jane Street Group, 6.125%, 11/1/32 (1) 23,905 23,965
Jane Street Group, 7.125%, 4/30/31 (1) 23,236 24,136
Jerrold Finco, 5.25%, 1/15/27 (GBP)  5,665 7,089
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 20,555 21,763
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1)(5) 8,250 8,920

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 12,810 11,785
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 24,890 24,330
Navient, 4.875%, 3/15/28  18,380 17,599
Navient, 5.50%, 3/15/29 (5) 17,480 16,693
Navient, 5.625%, 8/1/33 (5) 15,607 13,890
Navient, 9.375%, 7/25/30  34,860 38,259
Navient, 11.50%, 3/15/31  16,405 18,661
OneMain Finance, 7.125%, 11/15/31  10,315 10,560
OneMain Finance, 7.50%, 5/15/31 (5) 9,925 10,334
OneMain Finance, 7.875%, 3/15/30  12,180 12,850
OneMain Finance, 9.00%, 1/15/29  39,595 42,020
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 35,825 36,586
PennyMac Financial Services, 4.25%, 2/15/29 (1) 22,055 20,622
PennyMac Financial Services, 7.125%, 11/15/30 (1) 17,000 17,340
PennyMac Financial Services, 7.875%, 12/15/29 (1) 15,693 16,556
PROG Holdings, 6.00%, 11/15/29 (1) 21,720 21,014
Rocket Mortgage, 4.00%, 10/15/33 (1)(5) 9,605 8,328
Ryan Specialty, 4.375%, 2/1/30 (1) 6,195 5,854
Ryan Specialty, 5.875%, 8/1/32 (1) 6,390 6,374
United Wholesale Mortgage, 5.50%, 4/15/29 (1) 8,485 8,146
United Wholesale Mortgage, 5.75%, 6/15/27 (1) 17,485 17,288
772,403
Food  1.1%
B&G Foods, 8.00%, 9/15/28 (1)(5) 7,330 7,504
BellRing Brands, 7.00%, 3/15/30 (1)(5) 13,170 13,664
Chobani, 7.625%, 7/1/29 (1)(5) 13,750 14,403
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(5)(8) 7,680 8,102
Darling Ingredients, 6.00%, 6/15/30 (1) 14,350 14,278
Post Holdings, 6.25%, 2/15/32 (1) 8,490 8,575
Triton Water Holdings, 6.25%, 4/1/29 (1) 8,657 8,614
75,140
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1)(5) 11,620 11,402
Graphic Packaging International, 3.75%, 2/1/30 (1) 9,685 8,874
20,276
Gaming  3.1%
Caesars Entertainment, 6.50%, 2/15/32 (1) 9,620 9,812
Caesars Entertainment, 7.00%, 2/15/30 (1) 14,270 14,698
Caesars Entertainment, 8.125%, 7/1/27 (1) 17,076 17,396
Churchill Downs, 6.75%, 5/1/31 (1) 14,940 15,239
Cirsa Finance International, 6.50%, 3/15/29 (EUR) (1) 2,900 3,226
Cirsa Finance International, 10.375%, 11/30/27 (EUR) (1) 2,322 2,580

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Great Canadian Gaming, 8.75%, 11/15/29 (1) 12,030 12,511
International Game Technology, 5.25%, 1/15/29 (1) 13,985 13,705
Light & Wonder International, 7.00%, 5/15/28 (1) 9,365 9,400
Light & Wonder International, 7.25%, 11/15/29 (1)(5) 36,995 38,105
Light & Wonder International, 7.50%, 9/1/31 (1) 7,005 7,285
Lottomatica Group, 7.125%, 6/1/28 (EUR) (1) 3,325 3,695
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (1) 12,700 12,034
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 8,739
Midwest Gaming Borrower, 4.875%, 5/1/29 (1) 13,340 12,623
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 7,320 7,558
Playtika Holding, 4.25%, 3/15/29 (1) 12,570 11,470
Scientific Games Holdings, 6.625%, 3/1/30 (1)(5) 14,995 14,508
214,584
Health Care  7.7%
AthenaHealth Group, 6.50%, 2/15/30 (1)(5) 30,040 28,613
Avantor Funding, 4.625%, 7/15/28 (1) 11,060 10,659
Bausch + Lomb, 8.375%, 10/1/28 (1) 22,930 24,019
CHS, 5.25%, 5/15/30 (1) 8,505 7,251
CHS, 6.00%, 1/15/29 (1) 12,215 11,238
CHS, 6.125%, 4/1/30 (1) 12,215 9,100
CHS, 8.00%, 12/15/27 (1) 14,978 14,903
CHS, 10.875%, 1/15/32 (1)(5) 22,165 23,052
Concentra Escrow Issuer, 6.875%, 7/15/32 (1)(5) 6,700 6,884
DaVita, 6.875%, 9/1/32 (1) 20,575 21,167
IQVIA, 6.50%, 5/15/30 (1) 7,175 7,363
LifePoint Health, 5.375%, 1/15/29 (1)(5) 5,797 5,174
LifePoint Health, 9.875%, 8/15/30 (1) 2,351 2,548
LifePoint Health, 10.00%, 6/1/32 (1)(5) 24,836 25,860
LifePoint Health, 11.00%, 10/15/30 (1) 37,025 40,728
Medline Borrower, 5.25%, 10/1/29 (1)(5) 45,740 44,539
Medline Borrower, 6.25%, 4/1/29 (1) 40,640 41,402
Molina Healthcare, 4.375%, 6/15/28 (1) 14,875 14,224
MPT Operating Partnership, 5.00%, 10/15/27 (5) 22,880 19,334
Organon, 5.125%, 4/30/31 (1)(5) 16,810 15,360
Star Parent, 9.00%, 10/1/30 (1) 15,092 15,583
Tenet Healthcare, 4.375%, 1/15/30  14,875 13,908
Tenet Healthcare, 6.125%, 10/1/28 (5) 45,700 45,757
Tenet Healthcare, 6.125%, 6/15/30 (5) 20,178 20,254
Tenet Healthcare, 6.75%, 5/15/31  10,730 10,945
Tenet Healthcare, 6.875%, 11/15/31 (5) 4,875 5,143
Teva Pharmaceutical Finance, 6.15%, 2/1/36 (5) 3,802 3,840
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  10,320 10,101

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  24,880 25,595
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  9,215 9,975
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,820 5,410
539,929
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%, 9/30/32  6,590 6,596
6,596
Information Technology  5.9%
Capstone Borrower, 8.00%, 6/15/30 (1) 21,410 22,293
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(8) 7,082 7,764
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(8) 27,945 33,324
Central Parent, 7.25%, 6/15/29 (1) 19,701 19,775
Central Parent, 8.00%, 6/15/29 (1) 13,585 13,908
Cloud Software Group, 6.50%, 3/31/29 (1) 13,720 13,463
Cloud Software Group, 8.25%, 6/30/32 (1) 16,610 17,274
Cloud Software Group, 9.00%, 9/30/29 (1) 72,955 73,685
Dye & Durham, 8.625%, 4/15/29 (1)(5) 23,994 25,254
Entegris, 5.95%, 6/15/30 (1) 33,090 33,090
Gen Digital, 7.125%, 9/30/30 (1)(5) 21,835 22,572
Go Daddy Operating, 5.25%, 12/1/27 (1) 7,220 7,148
Match Group Holdings II, 3.625%, 10/1/31 (1)(5) 13,540 11,644
Match Group Holdings II, 4.125%, 8/1/30 (1)(5) 24,050 21,645
Match Group Holdings II, 4.625%, 6/1/28 (1) 8,145 7,809
Match Group Holdings II, 5.00%, 12/15/27 (1)(5) 4,540 4,398
Match Group Holdings II, 5.625%, 2/15/29 (1)(5) 4,150 4,067
McAfee, 7.375%, 2/15/30 (1)(5) 39,910 38,763
ROBLOX, 3.875%, 5/1/30 (1) 12,490 11,350
SS&C Technologies, 6.50%, 6/1/32 (1) 8,980 9,160
Twilio, 3.625%, 3/15/29  7,365 6,803
Twilio, 3.875%, 3/15/31  13,350 12,048
417,237
Lodging  1.0%
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 12,990 11,870
Hilton Domestic Operating, 5.875%, 3/15/33 (1)(5) 9,375 9,375
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 7,690 7,777
Park Intermediate Holdings, 4.875%, 5/15/29 (1) 10,160 9,728
Park Intermediate Holdings, 5.875%, 10/1/28 (1)(5) 8,775 8,676
Park Intermediate Holdings, 7.00%, 2/1/30 (1) 5,170 5,286
RHP Hotel Properties, 4.50%, 2/15/29 (1) 14,995 14,320
RHP Hotel Properties, 7.25%, 7/15/28 (1) 15 16
XHR, 6.625%, 5/15/30 (1) 4,415 4,481
71,529

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing  1.4%
Arcosa, 6.875%, 8/15/32 (1) 4,975 5,137
Hillenbrand, 3.75%, 3/1/31 (5) 9,145 8,116
Madison IAQ, 4.125%, 6/30/28 (1) 19,445 18,570
Madison IAQ, 5.875%, 6/30/29 (1)(5) 11,160 10,658
Mueller Water Products, 4.00%, 6/15/29 (1) 19,320 17,943
Sensata Technologies, 4.00%, 4/15/29 (1) 19,135 17,781
Sensata Technologies, 5.875%, 9/1/30 (1) 11,945 11,772
Stevens Holding, 6.125%, 10/1/26 (1) 7,140 7,051
97,028
Metals & Mining  2.3%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 21,005 22,108
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 13,525 15,266
ATI, 5.125%, 10/1/31  7,935 7,528
ATI, 7.25%, 8/15/30 (5) 6,461 6,744
Big River Steel, 6.625%, 1/31/29 (1) 19,532 19,703
Carpenter Technology, 7.625%, 3/15/30  2,556 2,639
Cleveland-Cliffs, 7.375%, 5/1/33 (1) 11,005 11,170
Constellium, 6.375%, 8/15/32 (1)(5) 6,910 6,867
ERO Copper, 6.50%, 2/15/30 (1) 10,911 10,755
Hecla Mining, 7.25%, 2/15/28  29,735 30,218
Hudbay Minerals, 6.125%, 4/1/29 (1) 15,290 15,440
Novelis, 4.75%, 1/30/30 (1) 14,150 13,283
161,721
Other Telecommunications  1.5%
Frontier Communications Holdings, 6.00%, 1/15/30 (1)(5) 18,785 18,808
Frontier Communications Holdings, 8.75%, 5/15/30 (1) 13,095 13,930
Iliad Holding, 8.50%, 4/15/31 (1) 3,220 3,425
Level 3 Financing, 4.00%, 4/15/31 (1)(5) 11,360 9,003
Level 3 Financing, 4.625%, 9/15/27 (1) 2,320 2,152
Level 3 Financing, 10.00%, 10/15/32 (1) 15,106 15,087
Level 3 Financing, 10.75%, 12/15/30 (1) 12,261 13,794
Level 3 Financing, 11.00%, 11/15/29 (1) 27,280 30,963
107,162
Real Estate Investment Trust Securities  0.9%
Necessity Retail REIT, 4.50%, 9/30/28 (1) 25,045 23,229
Service Properties Trust, 8.625%, 11/15/31 (1) 32,160 34,090
Service Properties Trust, 8.875%, 6/15/32  6,532 6,254
63,573
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  19,590 19,051
Yum! Brands, 6.875%, 11/15/37 (5) 14,435 15,951
35,002

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail  0.8%
Bath & Body Works, 6.625%, 10/1/30 (1) 26,510 27,040
Bath & Body Works, 6.694%, 1/15/27  1,620 1,657
Bath & Body Works, 7.50%, 6/15/29 (5) 9,820 10,176
Linens 'n Things, VR, EC, 8.338%, 1/15/20 (4)(6) 9,800 —
Victra Holdings, 8.75%, 9/15/29 (1)(5) 6,363 6,665
Wayfair, 7.25%, 10/31/29 (1) 9,400 9,553
55,091
Satellites  0.6%
Connect Finco, 9.00%, 9/15/29 (1)(5) 14,125 13,058
Hughes Satellite Systems, 6.625%, 8/1/26 (5) 6,453 5,243
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1)(5) 10,575 9,826
Viasat, 5.625%, 4/15/27 (1)(5) 13,539 12,794
40,921
Services  6.1%
Albion Financing 1, 6.125%, 10/15/26 (1) 13,245 13,183
Albion Financing 2, 8.75%, 4/15/27 (1) 7,065 7,170
Allied Universal Holdco, 7.875%, 2/15/31 (1) 14,617 14,909
Allied Universal Holdco, 9.75%, 7/15/27 (1) 36,195 36,331
Avis Budget Car Rental, 8.00%, 2/15/31 (1)(5) 26,605 27,603
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(5) 10,065 10,417
Boost Newco Borrower, 7.50%, 1/15/31 (1) 37,767 39,891
eG Global Finance, 12.00%, 11/30/28 (1) 19,960 22,239
Fair Isaac, 4.00%, 6/15/28 (1) 16,140 15,394
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 11,695 12,119
GFL Environmental, 6.75%, 1/15/31 (1) 10,465 10,857
H&E Equipment Services, 3.875%, 12/15/28 (1) 30,820 28,547
Loxam, 6.375%, 5/31/29 (EUR) (1) 4,175 4,633
Ritchie Bros Holdings, 6.75%, 3/15/28 (1) 7,280 7,480
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 10,065 10,606
Staples, 10.75%, 9/1/29 (1) 7,440 7,310
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  21,330 22,524
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 25,605 25,157
UKG, 6.875%, 2/1/31 (1) 64,870 66,654
United Rentals North America, 3.75%, 1/15/32  5,125 4,574
United Rentals North America, 3.875%, 2/15/31  15,500 14,144
United Rentals North America, 6.125%, 3/15/34 (1) 7,345 7,455
Williams Scotsman, 6.625%, 6/15/29 (1) 6,550 6,632
Williams Scotsman, 7.375%, 10/1/31 (1) 9,541 9,899
425,728
Supermarkets  0.3%
Iceland Bondco, 4.625%, 3/15/25 (GBP)  475 603
Iceland Bondco, 10.875%, 12/15/27 (GBP) (1) 2,400 3,228

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 8.523%,
12/15/27 (EUR) (1) 2,390 2,543
Performance Food Group, 6.125%, 9/15/32 (1) 10,800 10,908
17,282
Transportation  0.3%
Genesee & Wyoming, 6.25%, 4/15/32 (1) 11,320 11,391
Watco, 7.125%, 8/1/32 (1) 11,900 12,316
23,707
Utilities  5.6%
Alpha Generation, 6.75%, 10/15/32 (1) 11,735 11,852
California Buyer, 6.375%, 2/15/32 (1) 13,490 13,625
Calpine, 4.50%, 2/15/28 (1) 4,385 4,221
Calpine, 5.00%, 2/1/31 (1) 17,725 16,772
Calpine, 5.125%, 3/15/28 (1) 31,435 30,688
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 8,455 8,466
HAT Holdings I, 8.00%, 6/15/27 (1) 13,914 14,523
NRG Energy, 6.25%, 11/1/34 (1) 13,780 13,780
NRG Energy, VR, 10.25% (1)(9)(10) 12,715 14,082
PG&E, 5.00%, 7/1/28 (5) 4,847 4,756
PG&E, 5.25%, 7/1/30 (5) 21,790 21,385
PG&E, VR, 7.375%, 3/15/55 (9) 31,996 32,956
Talen Energy Supply, 8.625%, 6/1/30 (1) 47,492 51,054
Terraform Global Operating, 6.125%, 3/1/26 (1) 14,379 14,361
TerraForm Power Operating, 5.00%, 1/31/28 (1)(5) 21,566 20,892
TransAlta, 7.75%, 11/15/29  5,070 5,330
Vistra, VR, 7.00% (1)(9)(10) 9,521 9,592
Vistra, VR, 8.00% (1)(9)(10) 41,780 42,877
Vistra, Series C, VR, 8.875% (1)(9)(10) 34,532 37,208
Vistra Operations, 7.75%, 10/15/31 (1) 25,315 26,865
395,285
Total Corporate Bonds (Cost $6,329,739) 6,359,335
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 51,759 31,961
Total Municipal Securities (Cost $28,449) 31,961

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $39,715 (4)(6)(7) 40 39,558
Total Preferred Stocks (Cost $39,715) 39,558
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 4.67% (12)(13) 108,043 108,043
Total Short-Term Investments (Cost $108,043) 108,043
SECURITIES LENDING COLLATERAL  6.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.67% (12)(13) 1,323 1,323
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,323
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 6.8%
Money Market Funds 6.8%
T. Rowe Price Government Reserve Fund, 4.67% (12)(13) 476,129 476,129
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 476,129
Total Securities Lending Collateral (Cost $477,452) 477,452
Total Investments in Securities
106.0% of Net Assets
(Cost $7,410,176) $ 7,442,266

T. ROWE PRICE High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,506,367 and represents 78.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $39,558 and represents 0.6% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 2/21/25 EUR 5,680 USD 6,025 $ —
Citibank 1/24/25 USD 306 GBP 242 (2)
Deutsche Bank 2/21/25 USD 87,720 EUR 82,825 (140)
HSBC Bank 1/24/25 USD 17,582 GBP 13,530 368
State Street 1/24/25 CAD 1,011 USD 731 (8)
State Street 1/24/25 USD 7,999 CAD 11,038 97
State Street 1/24/25 USD 3,864 GBP 3,070 (41)
State Street 2/21/25 EUR 1,881 USD 1,988 8
Net unrealized gain (loss) on open forward
currency exchange contracts $ 282

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — $ — $ 2,249++
Totals $ —# $ — $ 2,249+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 364,622  ¤  ¤ $ 585,495
Total $ 585,495^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,249 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $585,495.

T. ROWE PRICE High Yield Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,410,176) $ 7,442,266
Interest receivable 120,967
Cash 3,063
Receivable for investment securities sold 2,148
Due from affiliates 1,539
Receivable for shares sold 1,478
Unrealized gain on forward currency exchange contracts 473
Foreign currency (cost $1) 1
Other assets 332
Total assets 7,572,267
Liabilities
Obligation to return securities lending collateral 477,452
Payable for investment securities purchased 67,171
Payable for shares redeemed 3,658
Investment management fees payable 3,343
Unrealized loss on forward currency exchange contracts 191
Payable to directors 4
Other liabilities 2,166
Total liabilities 553,985
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 7,018,282

T. ROWE PRICE High Yield Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,271,855)
Paid-in capital applicable to 1,175,244,989 shares of $0.01
par value capital stock outstanding; 3,000,000,000 shares
authorized 8,290,137
NET ASSETS $ 7,018,282
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,164,772; Shares outstanding:
195,149,218) $ 5.97
Advisor Class
(Net assets: $16,930; Shares outstanding: 2,843,466) $ 5.95
I Class
(Net assets: $2,476,412; Shares outstanding:
414,756,876) $ 5.97
Z Class
(Net assets: $3,360,168; Shares outstanding:
562,495,429) $ 5.97

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 247,455
Dividend 2,425
Securities lending 987
Total income 250,867
Expenses
Investment management 20,156
Shareholder servicing
Investor Class $ 1,195
Advisor Class 15
I Class 211 1,421
Rule 12b-1 fees
Advisor Class 20
Prospectus and shareholder reports
Investor Class 40
Advisor Class 3
I Class 152
Z Class 1 196
Custody and accounting 177
Registration 103
Legal and audit 32
Directors 11
Miscellaneous 16
Waived / paid by Price Associates (10,500)
Total expenses 11,632
Net investment income 239,235

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (53,217)
Swaps 463
Forward currency exchange contracts 2,980
Net realized loss (49,774)
Change in net unrealized gain / loss
Securities 223,738
Swaps 260
Forward currency exchange contracts 335
Other assets and liabilities denominated in foreign currencies 213
Change in net unrealized gain / loss 224,546
Net realized and unrealized gain / loss 174,772
INCREASE IN NET ASSETS FROM OPERATIONS $ 414,007

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 239,235 $ 484,126
Net realized loss (49,774) (247,189)
Change in net unrealized gain / loss 224,546 502,037
Increase in net assets from operations 414,007 738,974
Distributions to shareholders
Net earnings
Investor Class (38,447) (74,398)
Advisor Class (534) (1,119)
I Class (79,317) (168,356)
Z Class (121,201) (241,235)
Decrease in net assets from distributions (239,499) (485,108)
Capital share transactions
*
Shares sold
Investor Class 73,708 212,204
Advisor Class 556 1,224
I Class 216,815 438,123
Z Class 83,138 366,789
Distributions reinvested
Investor Class 34,432 66,965
Advisor Class 522 1,112
I Class 64,900 141,690
Z Class 120,545 242,554
Shares redeemed
Investor Class (126,350) (248,197)
Advisor Class (1,479) (3,679)
I Class (151,823) (947,261)
Z Class (218,261) (629,822)
Increase (decrease) in net assets from capital
share transactions 96,703 (358,298)

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase (decrease) during period 271,211 (104,432)
Beginning of period 6,747,071 6,851,503
End of period $ 7,018,282 $ 6,747,071
*Share information (000s)
Shares sold
Investor Class 12,446 36,759
Advisor Class 94 214
I Class 36,557 76,064
Z Class 13,969 64,380
Distributions reinvested
Investor Class 5,800 11,624
Advisor Class 88 194
I Class 10,922 24,617
Z Class 20,281 42,083
Shares redeemed
Investor Class (21,323) (43,004)
Advisor Class (251) (637)
I Class (25,618) (166,019)
Z Class (36,800) (109,730)
Increase (decrease) in shares outstanding 16,165 (63,455)

T. ROWE PRICE High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has four classes of shares: the High Yield
Fund (Investor Class), the High Yield Fund–Advisor Class (Advisor Class),
the High Yield Fund–I Class (I Class) and the High Yield Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes. On
August 5, 2024, the Board approved the reorganization of the New America
High Income Fund, Inc. (Acquired fund), a third-party closed-end fund, into the fund. On November 20, 2024, the reorganization was approved by the shareholders of the Acquired fund. The reorganization is expected to occur after the close of business on February 21, 2025, at which time the Acquired fund will transfer substantially all of its assets and stated liabilities to the fund in exchange for Investor Class shares of the fund. Following the reorganization, the Acquired fund will liquidate. The reorganization will not result in any changes to the fund’s fees and expenses or investment program nor require any action by fund shareholders.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with

T. ROWE PRICE High Yield Fund

accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the

T. ROWE PRICE High Yield Fund

relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE High Yield Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE High Yield Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 396,645 $ — $ 396,645
Common Stocks 27,316 7,181 — 34,497
Convertible Preferred Stocks 26,736 — — 26,736
Corporate Bonds — 6,359,335 — 6,359,335
Preferred Stocks — — 39,558 39,558
Short-Term Investments 108,043 — — 108,043
Securities Lending Collateral 477,452 — — 477,452
Total Securities 639,547 6,763,161 39,558 7,442,266
Forward Currency Exchange
Contracts — 473 — 473
Total $ 639,547 $ 6,763,634 $ 39,558 $ 7,442,739
Liabilities
Forward Currency Exchange
Contracts $ — $ 191 $ — $ 191
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds and Municipal
Securities.

T. ROWE PRICE High Yield Fund

policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 473
Total $ 473
Liabilities
Foreign exchange derivatives Forwards $ 191
Total $ 191

T. ROWE PRICE High Yield Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 2,980 $ — $ 2,980
Credit derivatives — 463 463
Total $ 2,980 $ 463 $ 3,443
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 335 $ — $ 335
Credit derivatives — 260 260
Total $ 335 $ 260 $ 595

T. ROWE PRICE High Yield Fund

which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of November 30,
2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $20,000 cash and securities valued at $736,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards

T. ROWE PRICE High Yield Fund

are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net

T. ROWE PRICE High Yield Fund

variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a

T. ROWE PRICE High Yield Fund

variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial

T. ROWE PRICE High Yield Fund

funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $455,215,000; the value of cash collateral and related investments was $477,452,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,414,062,000 and
$1,288,397,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect

T. ROWE PRICE High Yield Fund

tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$1,300,295,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $7,411,335,000. Net unrealized gain aggregated $31,433,000 at period-end, of which $160,112,000 related to appreciated investments and $128,679,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses

T. ROWE PRICE High Yield Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $3,197,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
li

T. ROWE PRICE High Yield Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2024, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $897,000 for T. Rowe Price
Services, Inc.; and $34,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2024, the fund was charged $6,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of less than $1,000.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.70% 1.19% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 09/30/25 N/A
(Waived)/repaid during the
period ($000s) $(612) $— $— $(9,888)

T. ROWE PRICE High Yield Fund

All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and
Liabilities. At November 30, 2024, less than 1% of the outstanding shares of the
I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of November 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,845,713 shares of the I Class, representing less than 1%
of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds.
The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the

T. ROWE PRICE High Yield Fund

borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended November 30, 2024, the fund earned $1,000 in interest income related to loans made to other funds on one day in the average amount of $7,400,000 and at an average annual rate of
6.17%. At November 30, 2024, there were no loans outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F57-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025